MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-NQM5

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2024-NQM5
Start - End Dates:	1/31/2024 - 9/23/2024
Deal Loan Count:	74

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Total				2

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